HOLDING COMPANY INDIRECT SUBSIDIARIES - Joint Venture Entity of Holding Company (Details) - Lake Ball LLC [Member]		12 Months Ended
	Jan. 01, 2016	Jun. 30, 2021	Jun. 30, 2020
Nature of business and ownership percentage [Abstract]
Name of joint venture		Lakeball LLC (Note 7)
Location		USA
Nature of business		Internet Marketing for commercial cable services
Ownership interest	47.50%	47.50%	47.50%